Business and Basis of Presentation (Details) $ in Millions						1 Months Ended	12 Months Ended
	Dec. 31, 2022 shares	Mar. 12, 2022 shares	Dec. 13, 2021 shares	Sep. 09, 2021	Jun. 18, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2022	Dec. 31, 2020 USD ($)
Class of Stock [Line Items]
Stock split conversion ratio				104,960.3836276
Reinsurance agreement, ceding commission								$ 1,202
Jackson
Class of Stock [Line Items]
Capital contribution to subsidiary						$ 500
Athene
Class of Stock [Line Items]
Reinsurance quota share basis					100.00%		100.00%
Reinsurance agreement, ceding commission					$ 1,200
Class A Common Stock | Prudential
Class of Stock [Line Items]
Shares repurchased (in shares) | shares	2,242,516		2,242,516
Class A Common Stock | Athene
Class of Stock [Line Items]
Shares repurchased (in shares) | shares		750,000	1,134,767
Prudential | Jackson Financial
Class of Stock [Line Items]
Ownership interest	9.20%						9.20%
Athene | Jackson Financial
Class of Stock [Line Items]
Ownership interest	1.90%				9.90%		1.90%
Investment agreement, committed capital					$ 500
Economic ownership percentage	1.90%				11.10%		1.90%